Sphere 500 Climate Fund
Schedule of Investments
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% Shares Fair Value
Communications — 10.71%
Alphabet, Inc., Class C 4,363 $ 1,369,109
Alphabet, Inc., Class A 5,115 1,600,995
AppLovin Corp., Class A
(a)
283 190,691
AT&T, Inc. 7,520 186,797
Charter Communications, Inc., Class A
(a)
91 18,996
Comcast Corp., Class A 3,868 115,615
Electronic Arts, Inc. 219 44,748
Liberty Media Corp., Class C
(a)
212 20,884
Live Nation Entertainment, Inc.
(a)
149 21,233
Meta Platforms, Inc., Class A 2,817 1,859,473
Netflix, Inc.
(a)
5,050 473,488
Omnicom Group, Inc. 186 15,020
Pinterest, Inc., Class A
(a)
569 14,731
Roblox Corp., Class A
(a)
740 59,962
Take-Two Interactive Software, Inc.
(a)
158 40,453
T-Mobile US, Inc. 555 112,687
Verizon Communications, Inc. 4,410 179,619
Walt Disney Co. (The) 2,269 258,145
Warner Bros. Discovery, Inc.
(a)
2,170 62,539
6,645,185
Consumer Discretionary — 11.90%
Airbnb, Inc., Class A
(a)
661 89,711
Amazon.com, Inc.
(a)
12,335 2,847,164
Aptiv PLC
(a)
208 15,827
AutoZone, Inc.
(a)
20 67,830
Booking Holdings, Inc. 46 246,345
Burlington Stores, Inc.
(a)
117 33,795
Carnival Corp.
(a)
1,047 31,975
Carvana Co.
(a)
201 84,826
Chipotle Mexican Grill, Inc.
(a)
1,301 48,137
Copart, Inc.
(a)
859 33,630
Coupang, Inc.
(a)
1,208 28,497
D.R. Horton, Inc. 263 37,879
Darden Restaurants, Inc. 112 20,610
Deckers Outdoor Corp.
(a)
141 14,617
DoorDash, Inc., Class A
(a)
444 100,557
DraftKings, Inc., Class A
(a)
464 15,989
eBay, Inc. 446 38,847
Expedia Group, Inc. 257 72,811
Ford Motor Co. 3,789 49,712
General Motors Co. 932 75,790
Genuine Parts Co. 134 16,477
Hilton Worldwide Holdings, Inc. 376 108,007
Home Depot, Inc. (The) 1,275 438,728

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% - (continued) Shares Fair Value
Consumer Discretionary — 11.90% - (continued)
Las Vegas Sands Corp. 357 $ 23,237
Lennar Corp., Class A 221 22,719
Lowe's Companies., Inc. 712 171,706
Lululemon Athletica, Inc.
(a)
220 45,718
Marriott International, Inc., Class A 330 102,379
McDonald's Corp. 880 268,954
Nike, Inc., Class B 1,211 77,153
NVR, Inc.
(a)
2 14,586
O'Reilly Automotive, Inc.
(a)
825 75,248
PulteGroup, Inc. 193 22,631
Ross Stores, Inc. 312 56,204
Royal Caribbean Group 387 107,943
Starbucks Corp. 1,187 99,957
Tapestry, Inc. 201 25,682
Tesla, Inc.
(a)
3,242 1,457,992
TJX Companies, Inc. (The) 1,165 178,957
Tractor Supply Co. 514 25,705
Ulta Beauty, Inc.
(a)
43 26,015
Williams-Sonoma, Inc. 114 20,359
Yum! Brands, Inc. 269 40,694
7,381,600
Consumer Staples — 3.37%
Casey's General Stores, Inc. 35 19,345
Coca-Cola Co. (The) 5,138 359,198
Colgate-Palmolive Co. 787 62,189
Constellation Brands, Inc., Class A 131 18,073
Costco Wholesale Corp. 543 468,250
Dollar General Corp. 212 28,147
Dollar Tree, Inc.
(a)
202 24,848
Estee Lauder Companies, Inc. (The), Class A 226 23,667
General Mills, Inc. 530 24,645
Hershey Co. (The) 142 25,841
Kenvue, Inc. 1,866 32,189
Keurig Dr Pepper, Inc. 1,250 35,013
Kimberly-Clark Corp. 321 32,386
Kraft Heinz Co. (The) 1,146 27,790
Kroger Co. (The) 641 40,050
McCormick & Co., Inc. 245 16,687
Mondelez International, Inc., Class A 1,258 67,718
Monster Beverage Corp.
(a)
673 51,599
Pentair PLC 158 16,454
PepsiCo, Inc. 1,579 226,618
Procter & Gamble Co. (The) 2,653 380,200
Sysco Corp. 469 34,561
Target Corp. 621 60,703

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% - (continued) Shares Fair Value
Consumer Staples — 3.37% - (continued)
US Foods Holding Corp.
(a)
223 $ 16,796
2,092,967
Financials — 13.42%
Aflac, Inc. 471 51,937
Allstate Corp. (The) 256 53,286
American Express Co. 1,004 371,431
American International Group, Inc. 558 47,737
Ameriprise Financial, Inc. 193 94,636
Aon PLC, Class A 203 71,635
Apollo Asset Management, Inc., Class A 925 133,903
Ares Capital Corp. 671 13,574
Arthur J. Gallagher & Co. 246 63,662
Bank of America Corp. 9,794 538,669
Bank of New York Mellon Corp. (The) 693 80,450
BlackRock, Inc. 248 265,445
Brown & Brown, Inc. 230 18,331
Capital One Financial Corp. 1,023 247,934
Charles Schwab Corp. (The) 2,057 205,515
Chubb Ltd. 387 120,791
Church & Dwight Co., Inc. 237 19,872
Cincinnati Financial Corp. 148 24,171
Citigroup, Inc. 2,398 279,823
CME Group, Inc. 349 95,305
Coinbase Global, Inc., Class A
(a)
299 67,616
F&G Annuities & Life, Inc. 15 466
Fidelity National Financial, Inc. 252 13,757
Fifth Third Bancorp 644 30,146
First Citizens BancShares, Inc., Class A 21 45,070
First Republic Bank
(a)
26 —
FTAI Aviation Ltd. 117 23,031
Goldman Sachs Group, Inc. (The) 442 388,518
Hartford Financial Services Group, Inc. (The) 274 37,757
Huntington Bancshares, Inc. 1,400 24,290
Interactive Brokers Group, Inc., Class A 412 26,496
Intercontinental Exchange, Inc. 553 89,564
JPMorgan Chase & Co. 3,287 1,059,136
KeyCorp 1,062 21,920
Loews Corp. 168 17,692
LPL Financial Holdings, Inc. 141 50,361
M&T Bank Corp. 154 31,028
Markel Group Inc.
(a)
12 25,796
Marsh & McLennan Companies., Inc. 479 88,865
MasterCard, Inc., Class A 1,021 582,869
MetLife, Inc. 546 43,101
Moody's Corp. 266 135,886

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% - (continued) Shares Fair Value
Financials — 13.42% - (continued)
Morgan Stanley 1,919 $ 340,680
MSCI, Inc. 103 59,094
Nasdaq, Inc. 417 40,503
Northern Trust Corp. 185 25,269
Otis Worldwide Corp. 384 33,542
PayPal Holdings, Inc.
(a)
1,259 73,500
PNC Financial Services Group, Inc. (The) 553 115,427
Principal Financial Group, Inc. 215 18,965
Progressive Corp. (The) 612 139,365
Prudential Financial, Inc. 343 38,718
Raymond James Financial, Inc. 175 28,103
Robinhood Markets, Inc., Class A
(a)
895 101,225
S&P Global, Inc. 441 230,463
SoFi Technologies, Inc.
(a)
1,052 27,541
State Street Corp. 275 35,478
Synchrony Financial 368 30,702
T. Rowe Price Group, Inc. 209 21,397
Toast, Inc., Class A
(a)
436 15,482
TransUnion 187 16,035
Travelers Companies, Inc. (The) 219 63,523
Truist Financial Corp. 1,271 62,546
U.S. Bancorp 1,513 80,734
Visa, Inc., Class A 2,064 723,866
W.R. Berkley Corp. 289 20,265
Wells Fargo & Co. 3,761 350,525
Willis Towers Watson PLC 95 31,217
8,325,637
Health Care — 11.03%
Abbott Laboratories 1,810 226,775
AbbVie, Inc. 2,017 460,864
Agilent Technologies, Inc. 274 37,283
Alnylam Pharmaceuticals, Inc.
(a)
159 63,226
AmerisourceBergen Corp. 176 59,444
Amgen, Inc. 648 212,097
Becton, Dickinson and Co. 278 53,951
Biogen, Inc.
(a)
141 24,815
Boston Scientific Corp.
(a)
1,725 164,479
Bristol-Myers Squibb Co. 1,978 106,693
Cardinal Health, Inc. 231 47,471
Centene Corp.
(a)
479 19,711
Cigna Corp. 256 70,459
CVS Health Corp. 1,230 97,613
Danaher Corp. 777 177,871
DexCom, Inc.
(a)
375 24,889
Edwards LifeSciences Corp.
(a)
558 47,570

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% - (continued) Shares Fair Value
Health Care — 11.03% - (continued)
Elevance Health, Inc. 269 $ 94,298
Eli Lilly & Co. 1,035 1,112,294
GE HealthCare Technologies, Inc. 443 36,335
Gilead Sciences, Inc. 1,386 170,118
HCA Healthcare, Inc. 242 112,980
Hologic, Inc.
(a)
214 15,941
Humana, Inc. 115 29,455
IDEXX Laboratories, Inc.
(a)
78 52,769
Illumina, Inc.
(a)
148 19,412
Incyte Corp.
(a)
185 18,272
Insmed, Inc.
(a)
171 29,761
Insulet Corp.
(a)
68 19,328
Intuitive Surgical, Inc.
(a)
523 296,206
IQVIA Holdings, Inc.
(a)
167 37,643
Johnson & Johnson 3,775 781,236
Labcorp Holdings, Inc. 80 20,070
McKesson Corp. 150 123,044
Medtronic PLC 1,340 128,720
Merck & Co., Inc. 3,814 401,462
Mettler-Toledo International, Inc.
(a)
19 26,490
Natera, Inc.
(a)
125 28,636
Pfizer, Inc. 5,940 147,906
Quest Diagnostics, Inc. 108 18,741
Regeneron Pharmaceuticals, Inc. 140 108,062
ResMed, Inc. 140 33,722
Steris PLC 95 24,084
Stryker Corp. 486 170,814
Tenet Healthcare Corp.
(a)
87 17,289
Thermo Fisher Scientific, Inc. 460 266,547
United Therapeutics Corp.
(a)
44 21,439
UnitedHealth Group, Inc. 1,040 343,314
Vertex Pharmaceuticals, Inc.
(a)
288 130,568
Waters Corp.
(a)
57 21,650
West Pharmaceutical Services, Inc. 69 18,985
Zimmer Biomet Holdings, Inc. 191 17,175
Zoetis, Inc., Class A 432 54,354
6,844,331
Industrials — 4.54%
3M Co. 715 114,472
Carrier Global Corp. 775 40,951
Cintas Corp. 332 62,439
Comfort Systems USA, Inc. 65 60,664
Cummins, Inc. 232 118,424
Deere & Co. 325 151,310
Delta Air Lines, Inc. 632 43,861

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% - (continued) Shares Fair Value
Industrials — 4.54% - (continued)
Dover Corp. 132 $ 25,772
EMCOR Group, Inc. 84 51,390
Emerson Electric Co. 896 118,917
Expeditors International of Washington, Inc. 131 19,520
Fastenal Co. 1,113 44,665
FedEx Corp. 278 80,303
Hubbell, Inc. 110 48,852
Illinois Tool Works, Inc. 284 69,949
Ingersoll Rand, Inc. 390 30,896
Johnson Controls International PLC 923 110,529
Lennox International, Inc. 30 14,567
Norfolk Southern Corp. 303 87,482
Old Dominion Freight Line, Inc. 176 27,597
PACCAR, Inc. 501 54,865
Paychex, Inc. 313 35,112
Quanta Services, Inc. 210 88,633
Republic Services, Inc. 196 41,538
Rocket Lab Corp.
(a)
424 29,578
Rockwell Automation, Inc. 213 82,872
Rollins, Inc. 286 17,166
Roper Technologies, Inc. 172 76,562
Snap-on, Inc. 48 16,541
Southwest Airlines Co. 547 22,608
TE Connectivity PLC 570 129,681
Trane Technologies PLC 357 138,945
Union Pacific Corp. 821 189,914
United Airlines Holdings, Inc.
(a)
649 72,571
United Parcel Service, Inc., Class B 713 70,722
United Rentals, Inc. 103 83,360
Veralto Corp. 231 23,049
Verisk Analytics, Inc. 135 30,198
Vertiv Holdings Co., Class A 486 78,737
W.W. Grainger, Inc. 43 43,389
Waste Management, Inc. 390 85,687
Westinghouse Air Brake Technologies Corp. 164 35,006
XPO, Inc.
(a)
109 14,814
Xylem, Inc. 234 31,866
2,815,974
Materials — 2.38%
Air Products & Chemicals, Inc. 214 52,862
Amcor PLC 2,236 18,648
AngloGold Ashanti PLC 488 41,617
Corteva, Inc. 662 44,374
DuPont de Nemours, Inc. 405 16,281
Ecolab, Inc. 324 85,056

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% - (continued) Shares Fair Value
Materials — 2.38% - (continued)
Freeport-McMoRan, Inc. 1,493 $ 75,829
International Flavors & Fragrances, Inc. 243 16,376
Linde PLC 588 250,717
Martin Marietta Materials, Inc. 57 35,492
Newmont Corp. 1,080 107,838
Nucor Corp. 223 36,373
Packaging Corporation of America 85 17,530
PPG Industries, Inc. 219 22,439
Qnity Electronics, Inc.
(a)
5,905 482,143
Reliance Steel & Aluminum Co. 50 14,444
Sherwin-Williams Co. (The) 296 95,913
Steel Dynamics, Inc. 135 22,876
Vulcan Materials Co. 128 36,508
1,473,316
Real Estate — 1.61%
American Tower Corp. 453 79,533
AvalonBay Communities, Inc. 137 24,839
CBRE Group, Inc., Class A
(a)
287 46,147
Crown Castle International Corp. 421 37,414
Digital Realty Trust, Inc. 327 50,590
Equinix, Inc. 128 98,069
Equity Residential 365 23,010
Essex Property Trust, Inc. 62 16,224
Extra Space Storage, Inc. 203 26,435
Invitation Homes, Inc. 593 16,479
Iron Mountain, Inc. 284 23,558
Mid-America Apartment Communities, Inc. 112 15,558
Prologis, Inc. 966 123,319
Public Storage 152 39,444
Realty Income Corp. 878 49,493
SBA Communications Corp., Class A 102 19,730
Simon Property Group, Inc. 314 58,125
Sun Communities, Inc. 121 14,993
Ventas, Inc. 436 33,738
VICI Properties, Inc. 1,025 28,823
Welltower, Inc. 834 154,798
Weyerhaeuser Co. 703 16,654
996,973
Technology — 39.74%
Accenture PLC, Class A 830 222,689
Adobe, Inc.
(a)
581 203,344
Advanced Micro Devices, Inc.
(a)
1,874 401,336
Affirm Holdings, Inc., Class A
(a)
260 19,352
Analog Devices, Inc. 861 233,503
Apple, Inc. 17,932 4,874,994

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% - (continued) Shares Fair Value
Technology — 39.74% - (continued)
Applied Materials, Inc. 1,061 $ 272,666
Arista Networks, Inc.
(a)
1,365 178,856
Astera Labs, Inc.
(a)
151 25,120
Atlassian Corp., Class A
(a)
274 44,426
Autodesk, Inc.
(a)
314 92,947
Automatic Data Processing, Inc. 582 149,708
Block, Inc.
(a)
767 49,924
Broadcom, Inc. 5,515 1,908,741
Broadridge Financial Solutions, Inc. 112 24,995
Cadence Design Systems, Inc.
(a)
441 137,848
CDW Corp. 126 17,161
Ciena Corp.
(a)
309 72,266
Cisco Systems, Inc. 4,462 343,708
Cloudflare, Inc., Class A
(a)
438 86,352
Cognizant Technology Solutions Corp., Class A 476 39,508
CoreWeave, Inc., Class A
(a)
297 21,268
Corning, Inc. 1,078 94,390
Corpay, Inc.
(a)
65 19,560
CoStar Group, Inc.
(a)
404 27,165
Credo Technology Group Holding Ltd.
(a)
173 24,893
Crowdstrike Holdings, Inc., Class A
(a)
333 156,097
CyberArk Software Ltd.
(a)
97 43,268
Datadog, Inc., Class A
(a)
431 58,612
Dell Technologies, Inc., Class C 541 68,101
Equifax, Inc. 119 25,821
F5, Inc.
(a)
54 13,784
Fair Isaac Corp.
(a)
31 52,409
Fidelity National Information Services, Inc. 510 33,895
First Solar, Inc.
(a)
98 25,601
Fiserv, Inc.
(a)
535 35,936
Flex Ltd.
(a)
359 21,691
Fortinet, Inc.
(a)
830 65,910
Garmin Ltd. 157 31,847
Gartner, Inc.
(a)
73 18,416
Gen Digital, Inc. 546 14,846
Global Payments, Inc. 234 18,112
GoDaddy, Inc., Class A
(a)
137 16,999
Guidewire Software, Inc.
(a)
80 16,081
Hewlett Packard Enterprise Co. 1,270 30,505
HP, Inc. 912 20,319
HubSpot, Inc.
(a)
93 37,321
Intel Corp. 5,025 185,423
International Business Machines Corp. 1,126 333,533
Intuit, Inc. 416 275,567
Jabil, Inc. 228 51,989

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
COMMON STOCKS — 98.74% - (continued) Shares Fair Value
Technology — 39.74% - (continued)
KLA Corp. 196 $ 238,156
Lam Research Corp. 1,520 260,194
Marvell Technology, Inc. 1,272 108,095
Microchip Technology, Inc. 513 32,688
Micron Technology, Inc. 1,338 381,879
Microsoft Corp. 9,066 4,384,498
MicroStrategy, Inc., Class A
(a)
314 47,712
MongoDB, Inc.
(a)
157 65,891
Monolithic Power Systems, Inc. 102 92,449
NetApp, Inc. 193 20,668
NVIDIA Corp. 27,631 5,153,181
Okta, Inc.
(a)
160 13,835
ON Semiconductor Corp.
(a)
403 21,822
Oracle Corp. 1,873 365,066
Palo Alto Networks, Inc.
(a)
950 174,990
PTC, Inc.
(a)
114 19,860
Pure Storage, Inc., Class A
(a)
483 32,366
Qualcomm, Inc. 1,607 274,877
Salesforce, Inc. 1,164 308,355
Seagate Technology PLC 292 80,414
ServiceNow, Inc.
(a)
1,370 209,870
Snowflake, Inc.
(a)
485 106,390
SS&C Technologies Holdings, Inc. 207 18,096
Super Micro Computer, Inc.
(a)
779 22,801
Synopsys, Inc.
(a)
292 137,158
Teradyne, Inc. 279 54,003
Texas Instruments, Inc. 1,314 227,966
Trade Desk, Inc. (The), Class A
(a)
432 16,399
Trimble, Inc.
(a)
231 18,099
Twilio, Inc., Class A
(a)
258 36,698
Tyler Technologies, Inc.
(a)
41 18,612
Uber Technologies, Inc.
(a)
2,372 193,816
Veeva Systems, Inc., Class A
(a)
143 31,922
VeriSign, Inc. 90 21,866
Western Digital Corp.
(a)
512 88,202
Workday, Inc., Class A
(a)
307 65,937
Zoom Video Communications
(a)
251 21,659
Zscaler, Inc.
(a)
180 40,486
24,645,779
Utilities — 0.04%
American Water Works Company, Inc. 189 24,665
Total Common Stocks (Cost $55,457,966) 61,246,427

Sphere 500 Climate Fund
Schedule of Investments (continued)
December 31, 2025 (Unaudited)
Total Investments — 98.74%
    (Cost $55,457,966) $ 61,246,427
Other Assets in Excess of Liabilities — 1.26% 782,168
NET ASSETS — 100.00% $ 62,028,595
(a) Non-income producing security.